Income taxes - Schedule of Reconciliation Between the Statutory Rate U.S. Federal Rate and Company's Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory rate	$ (22,344)	$ (10,849)
State income taxes, net of federal benefit	1,330	(3,810)
Stock compensation	2,786	185
Foreign rate differential		13
Tax credits	(539)	(787)
Fair value changes - warrants	11,192
Convertible debt cancellation of indebtedness income	15,079
Valuation allowance	(6,812)	14,559
Other	(317)	690
Total income tax expense	$ 375	$ 1